LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2019:

Operating Leases

July 1st 2019 until December 31, 2019	$975
2020	1,377
2021	1,213
2022	1,032
2023	518
2024 and after	15
Total operating lease payments	$5,130
Less: imputed interest	378
Present value of lease liabilities	$4,752